Material Events in the Reporting Period (Details) $ / shares in Units, $ in Thousands		1 Months Ended				6 Months Ended
	Mar. 13, 2019 USD ($) $ / shares shares	Mar. 20, 2019 USD ($) $ / shares shares	Mar. 20, 2019 ₪ / shares	Mar. 19, 2019 USD ($) $ / shares shares	Jan. 27, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	May 16, 2019 shares	Apr. 23, 2019 shares	Mar. 28, 2019 shares	Feb. 28, 2019 $ / shares shares	Feb. 28, 2019 ₪ / shares shares	Jan. 27, 2019 ₪ / shares	Dec. 31, 2018
Material Events in the Reporting Period (Textual)
Issuance of ordinary shares | shares				4,100,000
Weighted average volatility						67.00%
Risk free interest rate						0.75%
Dividend yield						0.00%
Weighted average life of the options						3 years
Employees [Member]
Material Events in the Reporting Period (Textual)
Issued options to purchase ordinary shares | shares		1,375,000
Issued options to purchase ordinary shares exercise price | $ / shares		$ 0.54
Vesting options description		One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested by March 31, 2022.
Total aggregate fair value of options		$ 123
Board of Directors [Member]
Material Events in the Reporting Period (Textual)
Additional fair value attributable to vested options		27
Additional fair value resulting from the modification		$ 54
Series B Warrants [Member]
Material Events in the Reporting Period (Textual)
Outstanding series warrants | shares							2,028,568			9,752,984	9,752,984
Exercise price of Series B warrants | $ / shares										$ 1.08
Series F Warrants [Member]
Material Events in the Reporting Period (Textual)
Outstanding series warrants | shares								6,736,183	12,296,976
Rail Vision Ltd [Member]
Material Events in the Reporting Period (Textual)
Issuance of ordinary shares | shares	40,984
Ordinary per share | $ / shares	$ 244
Business agreement, description	A global market leader for braking systems and a leading supplier of other rail and commercial vehicle subsystems (“KB”), signed an agreement whereby KB will invest $10,000.
Post investment valuation	$ 47,000
Issued and outstanding share capital, Percentage	21.34%
Warrants to purchase of ordinary shares | shares	14,903
Equity method investment, percentage						35.91%							26.76%
Percentage of holdings in Rail Vision amount						24.12%
Equity in net gain of affiliated company						$ 16
Gain from issuance to third parties						1,430
Equity in loss of affiliated company						1,414
NIS [Member] | Employees [Member]
Material Events in the Reporting Period (Textual)
Issued options to purchase ordinary shares exercise price | ₪ / shares			₪ 1.95
NIS [Member] | Board of Directors [Member] | Maximmum [Member]
Material Events in the Reporting Period (Textual)
Issued options to purchase ordinary shares exercise price | ₪ / shares			3.78
NIS [Member] | Board of Directors [Member] | Minimum [Member]
Material Events in the Reporting Period (Textual)
Issued options to purchase ordinary shares exercise price | ₪ / shares			₪ 1.95
NIS [Member] | Series B Warrants [Member]
Material Events in the Reporting Period (Textual)
Exercise price of Series B warrants | ₪ / shares											₪ 4
ADSs [Member]
Material Events in the Reporting Period (Textual)
Public offering of ADSs				$ 6,150
Issuance of ordinary shares | shares				20,500,000
Ordinary per share | $ / shares				$ 1.50
Issuance expenses net				$ 5,521
RH Electronics Ltd [Member]
Material Events in the Reporting Period (Textual)
Purchased ordinary shares | shares					1,233,333
Total consideration					$ 1,000
Price per share | $ / shares					$ 4.08
RH Electronics Ltd [Member] | NIS [Member]
Material Events in the Reporting Period (Textual)
Price per share | ₪ / shares												₪ 3.00
Elbit Systems Land Ltd. [Member]
Material Events in the Reporting Period (Textual)
Initial purchase order amount						$ 50